1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
STUART STRAUSS stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0452 Fax

September 15, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	AIP Alternative Lending Fund P
Investment Company Act File No. 811-23266

Ladies and Gentlemen:

On behalf of AIP Alternative Lending Fund P (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3529 or Allison Fumai at 212.698.3526.

Sincerely,

/s/ Stuart M. Strauss
Stuart M. Strauss